Condensed Financial Information of the Company Condensed Statement of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (122,163)	¥ (4,989)	¥ 194,961
Net cash used in investing activities	20,173	43,311	(157,997)
Net cash used in financing activities	481	5,124	(23)
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	362	2,200	(822)
Net decrease in cash and cash equivalents	(101,147)	45,646	36,119
Cash, cash equivalents and restricted cash at beginning of the year	142,611	96,965	60,846
Cash, cash equivalents and restricted cash at end of the year	41,464	142,611	96,965
Parent company | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(4,078)	(12,381)	(9,857)
Net cash used in investing activities	(10,624)
Net cash used in financing activities			(5,773)
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	1,020	3,913	(1,047)
Net decrease in cash and cash equivalents	(13,682)	(8,468)	(16,677)
Cash, cash equivalents and restricted cash at beginning of the year	23,365	31,833	48,510
Cash, cash equivalents and restricted cash at end of the year	¥ 9,683	¥ 23,365	¥ 31,833